Business Combinations - Schedule of Fair Values of the Identifiable Assets and Liabilities (Details)	Dec. 31, 2025 USD ($)
MicroSort Lab Services LLC [Member]
Business Combination [Line Items]
Liabilities assumed
Total identifiable net assets at fair value	3,495,335
Cash consideration	(750,000)
Share consideration	(257,500)
Bargain purchase gain	2,487,835
MicroSort Lab Services LLC [Member] | Intellectual Property And Trademark [Member]
Business Combination [Line Items]
Intangible Asset	3,495,335
Nodexus [Member]
Business Combination [Line Items]
Nodexus NX One Unit	1,530,000
Catridges for Nodexus NX	16,000
Nodexus.com domain and hosting access	20,000
Liabilities assumed
Total identifiable net assets at fair value	19,466,000
Cash consideration	(300,000)
Bargain purchase gain	19,166,000
Nodexus [Member] | Patented Technology [Member]
Business Combination [Line Items]
Intangible Asset	$ 17,900,000